Note 42 (Tables)	6 Months Ended
Jun. 30, 2022
Impairment or reversal of impairment on non financial assets [Abstract]
Impairment Or Reversal Of Impairment On Non Financial Assets [Table Text Block]
The impairment losses on non-financial assets broken down by the nature of those assets in the accompanying condensed consolidated income statements are as follows:

Impairment or reversal of impairment on non-financial assets (Millions of Euros)
	June 2022	June 2021
Tangible assets (*)	(22)	158
Intangible assets	5	5
Others	17	33
Total	—	196
(*) In 2021, it included the impairment due to the closure of rented offices after the agreement with the union representatives on the collective layoff procedure proposed for Banco Bilbao Vizcaya Argentaria, S.A. in Spain (see Notes 16 and 23).